ACCOUNTS RECEIVABLE, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET
Revenue recognized in excess of billings	$ 13,372	$ 13,050
Other trade receivables	23,405	32,935
Total	36,777	45,985
Movement of allowance for doubtful accounts
Balance at beginning of the year	1,859	823	419
Acquisition of a subsidiary			69
Exchange adjustment	85	19	31
Charge to expenses	2,055	1,033	304
Reversal	(117)
Written off		(16)
Balance at end of the year	$ 3,882	$ 1,859	$ 823